Note 6 - Leases	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Operating Leases, Disclosure [Text Block]
6.	Leases

Lease arrangements, under which the Company acts as the lessor

Charter agreements:

As of
June 30, 2020,
the Company operated
three
vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence) under time charters with Stena Bulk A/S, two
vessels (M/T Eco Bel Air and M/T Eco Beverly Hills) under time charters with BP Shipping Limited, one
vessel (M/T Eco California) under a time charter with Shell Tankers Singapore Private Limited, one
vessel (M/T Nord Valiant) under a time charter with Dampskibsselskabet Norden A/S, one
vessel (M/T Marina Del Ray) under a time charter with Cargill International SA and two
vessels (M/T Eco Los Angeles and M/T Eco City of Angels) under time charters with Trafigura Maritime Logistics Pte Ltd.

Furthermore the Company has entered into time charter parties for its newbuilding vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach with Central Tankers Chartering Inc, a company affiliated with Mr. Evangelos J. Pistiolis and M/T Eco West Coast and M/T Eco Malibu with Clearlake Shipping Pte Ltd.

Future minimum time-charter receipts of the Company's vessels in operation as of
June 30, 2020,
based on commitments relating to non-cancellable time charter contracts as of
June 30, 2020,
are as follows:

Year ending December 31,	Time Charter receipts
2020	31,900
2021	45,641
2022	24,046
2023	7,245
2024	1,178
Total	110,010

Future minimum time-charter receipts of the Company's vessels under construction as of
June 30, 2020,
are as follows (based on estimated delivery dates):

Year ending December 31,	Time Charter receipts
2021	34,381
2022	42,523
2023	42,523
2024	23,661
2025	17,739
2026	2,268
Total	163,095

In arriving at the minimum future charter revenues, an estimated
20
days off-hire time to perform scheduled dry-docking in the year the drydocking is expected on each vessel has been deducted, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future.